NATIONWIDE VARIABLE INSURANCE TRUST NVIT Money Market Fund

Supplement dated October 8, 2008 to the Prospectus dated May 1, 2008

     On October 3, 2008, the Board of Trustees of Nationwide Variable Insurance Trust approved the participation by the NVIT Money Market Fund (the “Fund”) in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). Subject to certain conditions and limitations, in the event that the per share value of the Fund falls below $0.995 and the Fund liquidates its holdings, the Program will provide coverage to shareholders of record in the Fund for up to $1.00 per share for the lesser of either the number of shares the investor held in the Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995 (commonly referred to as “breaking the buck”). A shareholder who redeems all of his or her shares in the Fund after September 19, 2008 may not be covered by the Program. Only shareholders who held shares on September 19, 2008 are eligible for protection under the Program.

     The Program is funded from assets in the Exchange Stabilization Fund (the “ESF”). Payments to investors under the Program will depend on the availability of assets in the ESF, which, as of the date of this supplement, total approximately $50 billion. The U.S. Department of the Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

     Participation in the initial three months of the Program (i.e., until December 18, 2008) requires a payment to the U.S. Department of the Treasury in the amount of 0.01% based on the net asset value of the Fund as of September 19, 2008. This expense will be borne by the Fund without regard to any expense limitation currently in effect for the Fund. The Secretary of the Treasury may extend the Program beyond its initial three-month term through the close of business on September 18, 2009. If the Program is extended, the Board of Trustees of the Fund will consider whether to continue to participate.

     The U.S. Securities and Exchange Commission has not yet provided specific guidance on the mechanics of how the Program will work in connection with money market funds that are used to fund variable annuities and variable life insurance contracts, such as the Fund.

     You can contact the Fund at 1-800-848-6331 for more information regarding the Fund’s participation in the Program. Additional information about the Program and ongoing updates to questions about the Program can be found at http://www.ustreas.gov and http://www.ici.org.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST NVIT Money Market Fund II

Supplement dated October 8, 2008 to the Prospectus dated May 1, 2008

     On October 3, 2008, the Board of Trustees of Nationwide Variable Insurance Trust approved the participation by the NVIT Money Market Fund II (the “Fund”) in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). Subject to certain conditions and limitations, in the event that the per share value of the Fund falls below $0.995 and the Fund liquidates its holdings, the Program will provide coverage to shareholders of record in the Fund for up to $1.00 per share for the lesser of either the number of shares the investor held in the Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995 (commonly referred to as “breaking the buck”). A shareholder who redeems all of his or her shares in the Fund after September 19, 2008 may not be covered by the Program. Only shareholders who held shares on September 19, 2008 are eligible for protection under the Program.

     The Program is funded from assets in the Exchange Stabilization Fund (the “ESF”). Payments to investors under the Program will depend on the availability of assets in the ESF, which, as of the date of this supplement, total approximately $50 billion. The U.S. Department of the Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

     Participation in the initial three months of the Program (i.e., until December 18, 2008) requires a payment to the U.S. Department of the Treasury in the amount of 0.01% based on the net asset value of the Fund as of September 19, 2008. This expense will be borne by the Fund without regard to any expense limitation currently in effect for the Fund. The Secretary of the Treasury may extend the Program beyond its initial three-month term through the close of business on September 18, 2009. If the Program is extended, the Board of Trustees of the Fund will consider whether to continue to participate.

     The U.S. Securities and Exchange Commission has not yet provided specific guidance on the mechanics of how the Program will work in connection with money market funds that are used to fund variable annuities and variable life insurance contracts, such as the Fund.

     You can contact the Fund at 1-800-848-6331 for more information regarding the Fund’s participation in the Program. Additional information about the Program and ongoing updates to questions about the Program can be found at http://www.ustreas.gov and http://www.ici.org.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE